Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (69,384)	$ (16,461)
Other Comprehensive Loss:
Unrealized interest rate swap losses	(632)	(1,859)
Reclassification adjustments from interest rate swap losses transferred to Consolidated Statements of Operations	490	359
Other Comprehensive Loss	(142)	(1,500)
Comprehensive loss	(69,526)	(17,961)
Comprehensive income attributable to the non-controlling interest	(629)	(560)
Comprehensive loss attributed to Excel Maritime Carriers Ltd.	$ (70,155)	$ (18,521)